Fees Summary	Jul. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 294,000
Previously Paid Amount	0.00
Total Fee Amount	40.60
Total Offset Amount	0.00
Net Fee	40.60
Narrative - Max Aggregate Offering Price	$ 294,000
Final Prospectus	true